OTHER NON-CURRENT LIABILITIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022
Green stone Acquisition
Changed in Carrying Amount of Other Non-Current Liabilities [Line Items]
Percentage of cost of new mobile equipment purchased		90.00%
Effective interest rate of financial assets reclassified	3.75%
Interest payable quarterly over a period (in years)	6 years
Valentine
Changed in Carrying Amount of Other Non-Current Liabilities [Line Items]
Percentage of cost of new mobile equipment purchased	90.00%
Interest payable quarterly over a period (in years)	6 years
Valentine | Secured Overnight Financing Rate
Changed in Carrying Amount of Other Non-Current Liabilities [Line Items]
Borrowings, adjustment to interest rate basis	4.20%